GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 360	$ 385	$ 366
Management fees	241	116	159
Transaction costs	48	24	66
Professional fees	97	98	99
Facilities and technology fees	47	54	60
Other	131	139	132
Total general and administrative expense	$ 924	$ 816	$ 882